Other Components of Equity - Summary of Movement of Cost of Hedging Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Balance at the beginning	₨ 913,521.0		₨ 538,842.2
Gain/(loss) recognized on cash flow hedges	(90,571.2)	$ (1,309.7)	106,093.1	₨ (262,959.2)
Balance at the end	558,067.4	8,069.9	913,521.0	538,842.2
Movements of cost of hedging reserve which included time value of options forward element of forward contracts and foreign currency basis spread [Member]
Balance at the beginning	(4,473.1)	(64.7)	(6,704.6)
Effect of transition to IFRS 9 (refer note 2(x))	204.8	3.0		(3,140.5)
Gain/(loss) recognized on cash flow hedges	(746.6)	(10.8)	1,873.5	(4,084.8)
Income tax relating to gain/loss recognized on cash flow hedges	207.5	3.0	(398.2)	752.1
(Gain)/loss reclassified to profit or loss	659.3	9.5	933.6	(289.3)
Income tax relating to gain/loss reclassified to profit or loss	(125.3)	(1.8)	(177.4)	57.9
Amounts removed from hedge reserve and recognized in inventory	1,727.8	25.0
Income tax related to amounts removed from hedge reserve and recognized in inventory	(328.3)	(4.7)
Balance at the end	₨ (2,873.9)	$ (41.5)	₨ (4,473.1)	₨ (6,704.6)